Financial Instruments - Outstanding Option Agreements to Purchase Foreign Currency (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Asset	$ 4,702	$ 96